LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES MONEY MARKET FUND, INC.
30 Hudson Street
Jersey City, New Jersey 07302-4804

November 3, 2025

VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549-4720

Re: Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. (the “Registrant”)
1933 Act File No. 002-64536
1940 Act File No. 811-02924

Ladies/Gentlemen:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the undersigned hereby certifies that:

1. the form of prospectus and statement of additional information that would have been filed under Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 64 to the Registrant’s Registration Statement on Form N-1A filed by the Registrant on October 23, 2025; and

2. the text of Post-Effective Amendment No. 64, which was the most recent Amendment to the Registration Statement, was filed electronically with the U.S. Securities and Exchange Commission on October 23, 2025.

Sincerely,

/s/Juliet H. Han
Juliet H. Han
Vice President and Assistant Secretary
Lord Abbett Funds